Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of Fair Value of Contingent Consideration

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2018	$-
Issuance of contingent consideration at acquisition date	6,500
Change in fair value of contingent consideration	962
Balance at December 31, 2019	$7,462
Change in fair value of contingent consideration	140
Balance at December 31, 2020	$7,602
Change in fair value of contingent consideration	1,698
Balance at September 30, 2021	$9,300

The following table provides a roll forward of the fair value of the contingent consideration:

(in thousands)
Balance at December 31, 2018	$-
Issuance of contingent consideration at acquisition date	6,500
Change in fair value of contingent consideration	962
Balance at December 31, 2019	$7,462
Change in fair value of contingent consideration	140
Balance at December 31, 2020	$7,602